Interest Income	6 Months Ended
Jun. 30, 2025
Interest Income [Abstract]
Interest income
23.	Interest income

	Six months ended June 30
	2025	2024
Interest income from financial assets measured at amortized cost	$1,177,263	$390,749
Others	8	1,706
	$1,177,271	$392,455